Bank Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Bank borrowings
Bank borrowings	$ 36,851	$ 9,439
Half-year revolving loans denominated in RMB
Bank borrowings
Bank borrowings	9,851	$ 9,439
1-year revolving loan denominated in HK$
Bank borrowings
Bank borrowings	538
1-year revolving loan denominated in RMB
Bank borrowings
Bank borrowings	6,796
1-year revolving loan denominated in US$
Bank borrowings
Bank borrowings	$ 19,666